Stock-based compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation
Stock-based compensation
a) Stock-based compensation expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	2013	2012
Share option plan (note 23(b))	$981	$1,327
Restricted share unit plan (note 23(d))	2,652	(297)
Directors' deferred stock unit plan (note 23(e))	2,560	(547)
Stock award plan (note 23(f))	—	47
	$6,193	$530

b) Share option plan
Under the 2004 Amended and Restated Share Option Plan, which was approved and became effective in 2006, directors, officers, employees and certain service providers to the Company are eligible to receive stock options to acquire voting common shares in the Company. Each stock option provides the right to acquire one common share in the Company and expires ten years from the grant date or on termination of employment. Options may be exercised at a price determined at the time the option is awarded, and vest as follows: no options vest on the award date and twenty percent vest on each subsequent anniversary date.

	Number of options	Weighted average exercise price $ per share
Outstanding at December 31, 2011	1,864,434	8.78
Granted	1,517,400	2.83
Exercised(i)	(1,920)	(3.69)
Forfeited	(350,180)	(9.65)
Outstanding at December 31, 2012	3,029,734	5.70
Granted	177,400	5.91
Exercised(i)	(295,230)	(3.98)
Forfeited	(698,624)	(7.12)
Outstanding at December 31, 2013	2,213,280	5.51

(i)	All stock options exercised resulted in new common shares being issued (note 18(a));
Cash received from option exercises for the year ended December 31, 2013 was $1,175 (2012 - $7). The total intrinsic value of options exercised, calculated as market value at the exercise date less exercise price, multiplied by the number of units exercised, for the years ended December 31, 2013 and 2012 was $524 and $5, respectively.
The following table summarizes information about stock options outstanding at December 31, 2013:

	Options outstanding			Options exercisable
Exercise price	Number	Weighted average remaining life	Weighted average exercise price	Number	Weighted average remaining life	Weighted average exercise price
$2.75	414,440	8.5 years	$2.75	46,440	8.3 years	$2.75
$2.79	680,000	8.5 years	$2.79	80,000	8.5 years	$2.79
$3.69	68,100	4.2 years	$3.69	68,100	4.2 years	$3.69
$4.90	40,000	8.3 years	$4.90	8,000	8.3 years	$4.90
$5.00	221,760	1.6 years	$5.00	221,760	1.6 years	$5.00
$5.91	177,400	10.0 years	$5.91	—	—	—
$6.56	118,860	7.0 years	$6.56	56,520	6 years	$6.56
$8.28	60,000	5.5 years	$8.28	48,000	5.5 years	$8.28
$8.58	30,000	6.7 years	$8.58	18,000	6.7 years	$8.58
$9.33	84,460	5.3 years	$9.33	54,540	5.5 years	$9.33
$10.13	82,780	6.2 years	$10.13	55,860	5.8 years	$10.13
$13.21	75,000	4.0 years	$13.21	75,000	4 years	$13.21
$13.50	82,720	3.7 years	$13.50	82,720	3.7 years	$13.50
$16.46	50,000	4.3 years	$16.46	50,000	4.3 years	$16.46
$16.75	27,760	2.7 years	$16.75	27,760	2.7 years	$16.75
	2,213,280	6.9 years	$5.51	892,700	4.5 years	$8.00

At December 31, 2013, the weighted average remaining contractual life of outstanding options is 6.9 years (March 31, 2012 – 7.3 years). The fair value of options vested during the year ended December 31, 2013 was $1,278 (December 31, 2012 – $1,436). At December 31, 2013, the Company had 892,700 exercisable options (December 31, 2012 – 1,106,274) with a weighted average exercise price of $8.00 (December 31, 2012 – $8.59).
At December 31, 2013, the total compensation costs related to non-vested awards not yet recognized was $1,762 (December 31, 2012 – $2,983) and these costs are expected to be recognized over a weighted average period of 3.2 years (December 31, 2012 – 3.7 years).
The fair value of each option granted by the Company was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Year ended December 31,	2013	2012
Number of options granted	177,400	1,517,400
Weighted average fair value per option granted ($)	3.73	1.88
Weighted average assumptions:
Dividend yield	N/A	N/A
Expected volatility	69.11%	74.52%
Risk-free interest rate	1.91%	1.02%
Expected life (years)	6.2	6.4

The Company uses company specific historical data to estimate the expected life of the option, such as employee option exercise and employee post-vesting departure behaviour.
c) Senior executive stock option plan
On September 22, 2010, the Company modified a senior executive employment agreement to allow the option holder the right to settle options in cash which resulted in 550,000 stock options (senior executive stock options) changing classification from equity to a long term liability. The liability is measured at fair value using the Black-Scholes model at the modification date and subsequently at each period end date. Previously recognized compensation cost related to the senior executive stock option plan of $2,237 was transferred from additional paid-in capital to the senior executive stock option liability on the modification date. The fair value of the compensation liability is calculated using the Black-Scholes model at each period end. Changes in fair value of the liability are recognized in the Consolidated Statements of Operations.
The weighted average assumptions used in estimating the fair value of the fully vested senior executive stock options as at December 31, 2013 and 2012 are as follows:

Year ended December 31,	2013	2012
Number of senior executive stock options	550,000	550,000
Weighted average fair value per option granted ($)	1.71	1.08
Weighted average assumptions:
Dividend yield	N/A	N/A
Expected volatility	39.12%	72.78%
Risk-free interest rate	0.22%	0.29%
Expected life (years)	1.4	2.4

d) Restricted share unit plan
Restricted Share Units (“RSUs”) are granted each fiscal year with respect to services to be provided in that fiscal year and the following two fiscal years. The RSUs vest at the end of a three-year term. The Company classifies RSUs as a liability as the Company has the ability and intent to settle the awards in cash.
Compensation expense is calculated based on the number of vested shares multiplied by the fair market value of each RSU as determined by the volume weighted average trading price of the Company’s common shares for the five trading days immediately preceding the day on which the fair market value is to be determined. The Company recognizes compensation expense over the three-year term of the RSU in the Consolidated Statements of Operations.

Number of units
Outstanding at December 31, 2011	1,209,832
Granted	625,405
Settled	(345,679)
Forfeited	(379,283)
Outstanding at December 31, 2012	1,110,275
Granted	555,204
Settled	(154,330)
Forfeited	(487,205)
Outstanding at December 31, 2013	1,023,944

At December 31, 2013, the current portion of RSU liabilities of $1,933 were included in accrued liabilities (December 31, 2012 - $503) and long term portion of RSU liabilities of $1,734 were included in other long term obligations (December 31, 2012 — $1,239) in the Consolidated Balance Sheets. During the year ended December 31, 2013, 154,330 units were settled in cash for $727 (2012 - 345,679 units settled in cash for $1,677).
At December 31, 2013, the weighted average remaining contractual life of the outstanding RSUs was 1.3 years (December 31, 2012 – 1.6 years). Using a fair market value of $6.24 per unit at December 31, 2013, there were approximately $2,958 of total unrecognized compensation costs related to non–vested share–based payment arrangements under the RSU Plan (December 31, 2012 – $1,980) and these costs are expected to be recognized over the weighted average remaining contractual life of the RSUs of 1.3 years (December 31, 2012 – 1.6 years).
e) Director’s deferred stock unit plan
On November 27, 2007, the Company approved a Directors’ Deferred Stock Unit (“DDSU”) Plan, which became effective January 1, 2008. Under the DDSU Plan, non–officer directors of the Company receive 50% of their annual fixed remuneration (which is included in general and administrative expenses) in the form of DDSUs and may elect to receive all or a part of their annual fixed remuneration in excess of 50% in the form of DDSUs. The number of DDSUs to be credited to the participants deferred unit account is determined by dividing the amount of the participant’s deferred remuneration by fair market value of the Company's common shares, calculated as the Canadian Dollar equivalent of the volume weighted average trading price of the Company’s common shares for the five trading days immediately preceding the date that participants’ remuneration becomes payable. The DDSUs vest immediately upon issuance and are only redeemable upon death or retirement of the participant for cash determined by the market price of the Company’s common shares for the five trading days immediately preceding death or retirement. Directors, who are not US taxpayers, may elect to defer the redemption date until a date no later than December 1st of the calendar year following the year in which the retirement or death occurred.

Number of units
Outstanding at December 31, 2011	421,749
Issued	266,820
Redeemed	(63,413)
Outstanding at December 31, 2012	625,156
Issued	141,509
Redeemed	(179,831)
Outstanding at December 31, 2013	586,834

At December 31, 2013, the fair market value of these units was $6.24 per unit (December 31, 2012 – $3.31 per unit). At December 31, 2013, the current portion of DDSU liabilities of $nil were included in accrued liabilities (December 31, 2012 - $253) and the long term portion of DDSU liabilities of $3,662 were included in other long term obligations (December 31, 2012 - $1,817) in the Consolidated Balance Sheets. During the year ended December 31, 2013, 179,831 units were redeemed and settled in cash for $968 (December 31, 2012 - 63,413 units were redeemed and settled in cash for $175). There is no unrecognized compensation expense related to the DDSUs, since these awards vest immediately when issued.
f) Stock award plan
On September 24, 2009, the former Chief Executive Officer’s (CEO) employment agreement was extended by the Board of Directors for a further period of two years, to May 8, 2012. In addition to the existing conditions in his employment agreement, as of September 24, 2010, the effective date, the former CEO was granted the right to receive 150,000 common shares of the Company.
The former CEO’s entitlement, upon the above release dates, could be settled in common shares purchased on the open market or through the issuance of common shares from treasury, in each case net of required withholdings. The estimate of the fair value of the stock award on the grant date is equal to the market price of the Company’s common shares.
As at December 31, 2013, there were no Stock Award Plan units outstanding (December 31, 2012 - nil). During the year ended December 31, 2012, 50,000 stock awards vested and were settled in common shares purchased on the open market for $148.